Reinsurance (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Summary of the Effects of Reinsurance
The following table presents the effects of reinsurance and assumption transactions on written premiums, earned premiums and losses and LAE (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Written premiums:
Direct	$24,341	$24,796
Assumed	11,873	8,168
Ceded	(17,872)	(14,943)
Net written premiums	$18,342	$18,021

Earned premiums:
Direct	$23,315	$24,123
Assumed	10,979	8,641
Ceded	(12,342)	(8,809)
Net earned premiums	$21,952	$23,955

Losses and LAE:
Direct	$1,969	$13,066
Assumed	1,497	7,408
Ceded	10,247	(2,456)
Net Losses and LAE	$13,713	$18,018

The following table presents the effects of reinsurance and assumption transactions on written premiums, earned premiums and losses and LAE (dollars in thousands). In 2022, ceded written and earned premium amounts included $1.6 million of reinsurance reinstatement costs relating to Hurricane Ian. In 2021, ceded written and earned amounts included $340,000 of reinsurance reinstatement costs relating to Winter Storm Uri. In 2021 and 2020, the ceded written and earned premium amounts include $86,000 and $195,000 of reinsurance reinstatement costs relating to Hurricane Irma, respectively.
	Year Ended December 31,
	2022	2021	2020
Written premiums:
Direct	$95,832	$97,801	$82,430
Assumed	42,187	34,294	28,905
Ceded	(46,787)	(30,666)	(18,395)
Net written premiums	$91,232	$101,429	$92,940

Earned premiums:
Direct	$97,843	$91,943	$75,130
Assumed	37,558	31,107	31,484
Ceded	(38,690)	(24,248)	(17,511)
Net earned premiums	$96,711	$98,802	$89,103

Loss and loss adjustment expenses:
Direct	$73,000	$71,021	$48,780
Assumed	43,487	25,740	24,429
Ceded	(35,047)	(26,900)	(16,981)
Net loss and LAE	$81,440	$69,861	$56,228